Derivative Instruments	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments
12.	Derivative Instruments

The Company uses interest rate swaps in accordance with its overall risk management policies. The Company enters into interest rate swap agreements which exchange a receipt of floating interest for a payment of fixed interest to reduce the Company’s exposure to interest rate variability on its outstanding floating-rate debt. The Company has not designated, for accounting purposes, its interest rate swaps as cash flow hedges of its U.S. Dollar denominated LIBOR borrowings.

Realized and unrealized gains or losses relating to the Company’s interest rate swaps have been reported in realized and unrealized loss on non-designated derivative instruments in the consolidated statements of income (loss). During the year ended December 31, 2015, the Company recognized a realized loss of $9.8 million and an unrealized gain of $7.7 million relating to its interest rate swaps. During the year ended December 31, 2014, the Company recognized a realized loss of $10.0 million and an unrealized gain of $7.1 million relating to its interest rate swaps. During the year ended December 31, 2013, the Company recognized a realized loss of $9.9 million and an unrealized gain of $8.4 million relating to its interest rate swaps.

The following summarizes the Company’s interest rate swap positions as at December 31, 2015:

	Interest Rate Index	Principal Amount $	Fair Value / Carrying Amount of Asset (Liability) $	Remaining Term (years)	Fixed Interest Rate (%) (1)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swap (1)	USD LIBOR 6M	200,000	(2,662)	0.8	2.61
U.S. Dollar-denominated interest rate swap (1)	USD LIBOR 3M	100,000	(7,876)	1.8	5.55

(1)	Excludes the margin the Company pays on its variable-rate debt, which, as of December 31, 2015 ranged from 0.30% to 2.80%.

The Company is potentially exposed to credit loss in the event of non-performance by the counterparty to the interest rate swap agreements in the event that the fair value results in an asset being recorded. In order to minimize counterparty risk, the Company only enters into interest rate swap agreements with counterparties that are rated A- or better by Standard & Poor’s or A3 or better by Moody’s at the time transactions are entered into.

The Company has a stock purchase warrant entitling it to purchase up to 750,000 shares of common stock of TIL at a fixed price of $10 per share. Alternatively, if the shares of TIL’s common stock trade on a National Stock Exchange or over-the-counter market denominated in Norwegian Kroner, the Company may also exercise the stock purchase warrant at 61.67 Norwegian Kroner (or NOK) per share. The stock purchase warrant expires on January 23, 2019. For purposes of vesting, the stock purchase warrant is divided into four equally sized tranches. If the shares of TIL’s common stock trade on a National Stock Exchange or over-the-counter market denominated in Norwegian Kroner, each tranche will vest and become exercisable when and if the fair market value of a share of the TIL common stock equals or exceeds 77.08 NOK, 92.50 NOK, 107.91 NOK and 123.33 NOK, respectively, for such tranche for any ten consecutive trading days, subject to certain trading value requirements. As of December 31, 2015, the fair value of the stock purchase warrant was $5.2 million, (December 31, 2014 – $4.7 million), which is reflected in derivative assets on the Company’s consolidated balance sheets. The stock purchase warrant had a value of $3.4 million on issuance in January 2014 and such amount is reflected in the other (expenses) income in the Company’s consolidated statements of income (loss). During the year ended December 31, 2015, the Company also recognized an unrealized gain of $0.5 million (2014 - $1.2 million) relating to the changes in the value of the warrant. Unrealized gains and losses are reflected in realized and unrealized loss on derivative instruments in the Company’s consolidated statements of income (loss).